Commitments and Contingencies	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS AND CONTINGENCIES

Operating Commitment

The total future minimum lease payments under the non-cancellable operating lease with respect to the office as of June 30, 2017 are payable as follows:

Year ending September 30, 2017	14,802

Total	$14,802

Rental expense of the Company was $23,640 and $7,727 for the three months ended June 30, 2017 and 2016, respectively, and $56,380 and $20,291 for the nine months ended June 30, 2017 and 2016, respectively.

10. COMMITMENTS AND CONTINGENCIES

Operating Commitment

The total future minimum lease payments under the non-cancellable operating lease with respect to the office as of September 30, 2016 are payable as follows:

Remaining 2016	$5,948

Year ending September 30, 2017	23,793

Year ending September 30, 2018	17,845

Total	$47,586

Rental expense of the Company was $29,129 and nil for the year ended September 30, 2016 and 2015, respectively.